UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2012

Check here if Amendment [  ];               Amendment Number:1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Don Riley
Title: Chief Investment Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


   Don Riley                       West Conshohocken, PA       February 12, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              53
                                                  -----------------------

Form 13F Information Table Value Total:             193851 (x1000)
                                                  -----------------------


List of Other Included Managers:

                             Live Your Vision, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6      COLUMN 7      COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL DISCRETION    MANAGERS   SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM     020002101          538       13385SH         SOLE                      13385
APPLE COMPUTER INC                COM     037833100          145         272SH         SOLE                        272
CHEVRON CORPORATION               COM     166764100          165        1522SH         SOLE                       1522
COCA COLA COMPANY                 COM     191216100          232        6400SH         SOLE                       6400
CONOCOPHILLIPS                    COM     20825C104          115        1975SH         SOLE                       1975
DISCOVER FINANCIAL SVCS           COM     254709108          201        5218SH         SOLE                       5218
EXPRESS SCRIPTS HLDG CO           COM     30219G108          348        6448SH         SOLE                       6448
EXXON MOBIL CORPORATION           COM     30231G102          765        8833SH         SOLE                       8833
INTL BUSINESS MACHINES            COM     459200101          108         564SH         SOLE                        564
ISHARES 1-3YR CREDIT BD ETF       COM     464288646        20973      198573SH         SOLE                     198573
ISHARES 1-3YR TREASY BD ETF       COM     464287457         7996       94692SH         SOLE                      94692
ISHARES AGGREGATE BD ETF          COM     464287226          249        2235SH         SOLE                       2235
ISHARES EUROPE 350 INDEX          COM     464287861          221        5634SH         SOLE                       5634
ISHARES IBOXX CORP BD ETF         COM     464287242         7647       63009SH         SOLE                      63009
ISHARES IBOXX HI YLD CORP BD      COM     464288513         5461       58184SH         SOLE                      58184
ISHARES S&P 500 GROWTH  ETF       COM     464287309        13455      177651SH         SOLE                     177651
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606          283        2476SH         SOLE                       2476
ISHARES S&P SMCAP600 GROWTH ETF   COM     464287879          287        3415SH         SOLE                       3415
ISHARES TIPS BD ETF               COM     464287176         7338       60433SH         SOLE                      60433
JOHNSON & JOHNSON                 COM     478160104          161        2297SH         SOLE                       2297
MEDTRONIC INC                     COM     585055106          166        4035SH         SOLE                       4035
MERCK & CO INC NEW                COM     58933Y105         1670       40782SH         SOLE                      40782
MORGAN STANLEY INSD MUN INC TR    COM     46132P108          213       12681SH         SOLE                      12681
PFIZER INCORPORATED               COM     717081103          220        8791SH         SOLE                       8791
POWERSHS DB COMMDTY IDX           COM     73935S105         7951      286218SH         SOLE                     286218
PPG INDS INC                      COM     693506107          101         749SH         SOLE                        749
RXI PHARMACEUTICL CORP NPV        COM     74979C105            1       14100SH         SOLE                      14100
SCH US AGG BND ETF                COM     808524839         6283      119857SH         SOLE                     119857
SCH US REIT ETF                   COM     808524847         5460      178212SH         SOLE                     178212
SCHWAB EMG MKT EQ ETF             COM     808524706         4055      153669SH         SOLE                     153669
SCHWAB US SMCAP ETF               COM     808524607          585       15337SH         SOLE                      15337
SCHWAB INT TERM US TREAS          COM     808524854          939       17348SH         SOLE                      17348
SCHWAB SH TERM US TREAS ETF       COM     808524862         1149       22747SH         SOLE                      22747
SCHWAB STRAT TR INTL EQTY ETF     COM     808524805          735       27112SH         SOLE                      27112
SCHWAB US DIVID EQUITY ETF        COM     808524797         9281      327475SH         SOLE                     327475
SCHWAB US LARGCAP GROWTH ETF      COM     808524300         5627      164720SH         SOLE                     164720
SCHWAB US LARGCAP VALUE ETF       COM     808524409          700       21978SH         SOLE                      21978
SCHW US MID CAP ETF               COM     808524508          688       24705SH         SOLE                      24705
SCHWAB US TIPS ETF                COM     808524870          132        2266SH         SOLE                       2266
SPDR GOLD ETF                     COM     78463V107         5682       35072SH         SOLE                      35072
SPDR S&P 500 ETF                  COM     78462F103          210        1472SH         SOLE                       1472
VANGUARD INTERMEDIATE TERM BD     COM     921937819          528        5981SH         SOLE                       5981
VANGUARD  PACIFIC STOCK           COM     922042866          122        2290SH         SOLE                       2290
VANGUARD REIT IDX                 COM     922908553         4537       68949SH         SOLE                      68949
VANGUARD SHORT TERM BD            COM     921937827         1725       21301SH         SOLE                      21301
VANGUARD TOTAL BD MARKET          COM     921937835          388        4621SH         SOLE                       4621
VERIZON COMMUNICATIONS            COM     92343V104          212        4890SH         SOLE                       4890
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133         9906      469765SH         SOLE                     469765
WISDOMTREE EMG MKTS EQUITY        COM     97717W315         7360      128688SH         SOLE                     128688
WISDOMTREE GLBL EQ INC FD         COM     97717W877         7824      180836SH         SOLE                     180836
WISDOMTREE LARGECAP DIV           COM     97717W307        35242      657011SH         SOLE                     657011
WISDOMTREE MIDCAP DIV             COM     97717W505         3793       66068SH         SOLE                      66068
WISDOMTREE SMALLCAP DIV           COM     97717W604         3680       72220SH         SOLE                      72220


TOTAL                                                $193851(x1000)

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